                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1. Name and address of issuer:

   TCW Galileo Funds, Inc.
   865 South Figueroa Street
   Los Angeles, California 90017
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2. Name of each series or class of funds for which this notice is filed:

    Galileo High Yield Bond Fund               Galileo Earnings Momentum Fund
    Galileo Core Fixed Income Fund             Galileo Large Cap Growth Fund
    Galileo Total Return Mortgage Backed       Galileo Large Cap Value Fun
     Securities Fund                           Galileo Aggressive Growth Equities Fund
    Galileo Mortgage Backed Securities Fund    Galileo Small Cap Growth Fund
    Galileo Money Market Fund                  Galileo Small Cap Value Fund
    Galileo Convertible Securities Fund        Galileo Value Opportunities Fund
    Galileo Select Equities Fund               Galileo Asia Pacific Equities Fund
    Galileo Select International Equities      Galileo Emerging Markets Equities Fund
      Fund                                     Galileo Emerging Markets Income Fund
    Galileo Japanese Equities Fund             Galileo European Equities Fund
    Galileo Flexible Income Fund               Galileo Technology Fund
    Galileo Focused Large Cap Value Fund
    Galileo Growth Insights Fund
    Galileo Health Sciences Fund

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3. Investment Company Act File Number:    811-7170

   Securities Act File Number:            33-52272


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4. Last day of fiscal year for which this notice is filed:

                               October 31, 2001


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       0

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       0

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9. Number and aggregate sale price of securities sold during the fiscal year:


          3,370,046,356 shares $5,400,641,553 aggregate sales price

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                 3,370,046,356 shares $5,400,641,553 aggregate sales price

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

          18,571,710 shares $133,222,236 aggregate reinvested dividends


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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                    $  5,400,641,553
                                                             -------------------
    (ii)  Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    133,222,236
                                                             -------------------
    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):            -  4,298,824,859
                                                             -------------------
    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable):       +              0
                                                             -------------------
    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                        $  1,235,038,930
                                                             -------------------

    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          regulation (see Instruction C.6):                  x       .000239
                                                             -------------------
    (vii) Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                        $    295,174.30
                                                             ===================

Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                               December 20, 2001

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Philip K. Holl
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                          Philip K. Holl, Secretary
                          ------------------------------------------------------


Date December 21, 2001
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 *Please print the name and title of the signing officer below the signature.
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